AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 14, 2013.

No. 333-102228

No. 811-21265

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 398	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 399	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison Street
Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of Rule 485.

☐            on (date) pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended,  and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 14th day of March, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	March 14, 2013
Andrew Schlossberg

/s/ Steven M. Hill		Treasurer	March 14, 2013
Steven M. Hill

/s/ Anna Paglia		Secretary	March 14, 2013
Anna Paglia

* /s/ Kevin M. Carome
Kevin M. Carome		Trustee	March 14, 2013

* /s/ Ronn R. Bagge
Ronn R. Bagge		Trustee	March 14, 2013

* /s/ Todd J. Barre
Todd J. Barre		Trustee	March 14, 2013

* /s/ Marc M. Kole
Marc M. Kole		Trustee	March 14, 2013

* /s/ Philip M. Nussbaum
Philip M. Nussbaum		Trustee	March 14, 2013

* /s/ Donald H. Wilson
Donald H. Wilson		Chairman and Trustee	March 14, 2013

* By:	/s/ Anna Paglia
Anna Paglia			March 14, 2013
Attorney-In-Fact

* Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase